Commitment and Contingencies - Narrative (Q3) (Details)															1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 15, 2024 USD ($)	Aug. 26, 2024	Jul. 31, 2024 USD ($)	Mar. 04, 2024 USD ($)	Jan. 12, 2024 USD ($)	Nov. 16, 2023 USD ($)	Oct. 23, 2023 USD ($)	Oct. 18, 2023 USD ($)	Oct. 05, 2023 USD ($)	Oct. 02, 2023 USD ($)	Sep. 07, 2023 USD ($)	Feb. 27, 2023 USD ($)	Jul. 20, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Sep. 30, 2024 USD ($) claim	Sep. 30, 2024 USD ($) claim	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) claim	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Other expense																$ (165,000)	$ (93,000)	$ (203,000)	$ (492,000)	$ (748,000)	$ (4,169,000)
Percentage of equity interest sold by co-founders														100.00%
Payments to co-founders														$ 40,000,000
Additional payments owed to co-founders												$ 10,000,000		10,000,000
Minimum proceeds from sale of business and other capital raising transactions														250,000,000
Aggregate cost	$ 2,800,000			$ 4,000,000	$ 4,000,000					$ 4,000,000	$ 5,000,000	$ 10,000,000
Litigation settlement, reforms maintained for a minimum period (in years)		4 years
Judgment amount			$ 500,000
Payments for legal settlements															$ 500,000
Consideration Due within 10 Business Days
Loss Contingencies [Line Items]
Additional payments owed to co-founders														$ 10,000,000
Threshold period														10 days
Minimum proceeds from sale of business and other capital raising transactions														$ 250,000,000
Baker Mckenzie
Loss Contingencies [Line Items]
Contingency recorded as a result of settlement															8,500,000	8,500,000		8,500,000		8,500,000
Estimated insurance recoveries															$ 4,000,000	4,000,000		4,000,000		4,000,000
Reduction in litigation settlement contingency						$ 3,500,000			$ 1,000,000											3,500,000
Other expense																					4,500,000
National Security Agreement
Loss Contingencies [Line Items]
Legal expenses																$ 200,000		$ 300,000		$ 400,000	$ 1,700,000
SAFE Note Litigation
Loss Contingencies [Line Items]
Alleged investment amount													$ 4,000,000
Common stock issued (in shares) | shares													14,500
SAFE Note Litigation | Pending Litigation
Loss Contingencies [Line Items]
Damages sought													$ 7,600,000
Founder Litigation
Loss Contingencies [Line Items]
Payments for legal settlements								$ 100,000
Stephen J. Purcell
Loss Contingencies [Line Items]
Damages sought							$ 80,000
Shareholder Derivative Litigation
Loss Contingencies [Line Items]
Number of pending claims for settlement | claim															3	3		3